Equity Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding at beginning of year	32,811	49,875
Granted
Exercised
Forfeited	(1,311)	(17,064)
Outstanding at end of year	31,500	32,811
Options exercisable at year-end	31,500	32,811
Weighted-average fair value of options granted during the year
Weighted-Average Exercise Price per Share
Outstanding at beginning of year	$ 30.07	$ 30.21
Granted
Exercised
Forfeited	$ 15.65	$ 30.48
Outstanding at end of year	$ 30.67	$ 30.07
Options exercisable at year-end	$ 30.67	$ 30.07